Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
2012 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest		$ 116
2011 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest			$ 76
2013 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 169